INCOME TAXES (Tables)	12 Months Ended
Jun. 29, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision for Current and Deferred Income Taxes
The provisions for current and deferred income taxes are summarized as follows:

	2018	2017

	(In millions)
Current:
United States	$(141)	$117
International	12	9
State and local	(11)	6
	(140)	132
Deferred:
United States	324	121
International	(3)	1
State and local	25	7
	346	129
	$206	$261

Schedule of Provision for Income Taxes	The total income tax provision is summarized as follows:

	2018	2017

	(In millions)
Continuing operations	$206	$261
Discontinued operations	(5)	(110)
Total income tax provision	$201	$151

Schedule of Reconciliation of the United States Statutory to Effective Income Tax Rate
A reconciliation of the U.S. statutory income tax rate to our effective income tax rate follows:

	2018	2017
U.S. statutory income tax rate	28.1%	35.0%
State taxes	1.9	1.0
International income	(0.5)	(1.3)
Nondeductible goodwill	—	—
Research and development tax credit	(2.9)	(2.0)
Change in valuation allowance	0.2	(0.2)
U.S. production activity benefit	(0.9)	(0.5)
Excess tax benefits on equity-based compensation	(1.8)	(2.6)
Settlement of tax audits	(2.2)	—
U.S. tax reform	0.4	—
Other items	0.4	(0.1)
Effective income tax rate	22.7%	29.3%

Schedule of Components of Deferred Income Tax Assets (Liabilities)
The components of deferred income tax assets (liabilities) were as follows:

	June 29, 2018	June 30, 2017

	(In millions)
Deferred tax assets:
Inventory valuations	$21	$31
Accruals	178	295
Deferred revenue	7	16
Domestic tax loss and credit carryforwards	86	60
International tax loss and credit carryforwards	33	35
Share-based compensation	26	31
Capital loss carryforwards	101	133
Long-term debt	—	13
Pension and other post-employment benefits	188	509
Unrealized loss on interest rate hedges	7	10
Unrecognized tax benefits	4	7
Other	13	(5)
Total deferred tax assets	664	1,135
Less: valuation allowance(1)	(181)	(183)
Total deferred tax assets, net of valuation allowance	483	952

Deferred tax liabilities:
Property, plant and equipment	(65)	(51)
Unbilled receivables	(86)	(5)
Acquired intangibles	(268)	(459)
Unremitted earnings of foreign subsidiaries	(24)	(47)
Total deferred tax liabilities	(443)	(562)
Total deferred tax assets, net of valuation allowance	$40	$390

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(1) The valuation allowance has been established to offset certain domestic and foreign deferred tax assets due to uncertainty regarding our ability to realize them in the future.

Schedule of Deferred Tax Assets, Net of Valuation Allowance
Total deferred tax assets, net of valuation allowance, were classified as follows in our Consolidated Balance Sheet:

	June 29, 2018	June 30, 2017

	(In millions)
Non-current deferred income tax assets	$119	$424
Non-current deferred income tax liabilities	(79)	(34)
	$40	$390

Schedule of Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2018	2017

	(In millions)
Balance at beginning of fiscal year	$90	$63
Additions based on tax positions taken during current fiscal year	17	52
Additions based on tax positions taken during prior fiscal years	23	—
Decreases based on tax positions taken during prior fiscal years	(28)	(25)
Balance at end of fiscal year	$102	$90